Income (Loss) Per Common Share (Computations Of Basic And Diluted Income (Loss) Per Share) (Parenthetical) (Detail)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 17, 2012	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Net Income Loss Per Common Share [Line Items]
Preferred stock dividend, percentage	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%